Note 12 - Equity Method Investment (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	Mar. 30, 2015
Payments to Acquire Equity Method Investments		$ 307,996	$ 327,263		$ 21,525,608
Equity Method Investment, Ownership Percentage	40.00%		40.00%			55.00%	20.00%
Equity Method Investment Ownership Transferred Percentage	15.00%
Equity Method Investments, Fair Value Disclosure	$ 985,586		$ 985,586
Income (Loss) from Equity Method Investments			(66,970)		$ 2,773,839
Equity Method Investments	$ 1,228,269		$ 1,228,269	$ 0